Investment Risks - Additional Information (Detail)	Dec. 31, 2015
Future [Member] | Exchange- Traded [Member]
Derivative [Line Items]
Percentage of total investments	61.20%
Forward Contracts [Member] | Over the Counter [Member]
Derivative [Line Items]
Percentage of total investments	38.80%
Meritage Futures Fund LP [Member] | Future [Member] | Exchange- Traded [Member]
Derivative [Line Items]
Percentage of total investments	69.50%
Meritage Futures Fund LP [Member] | Forward Contracts [Member] | Over the Counter [Member]
Derivative [Line Items]
Percentage of total investments	30.50%